RULE 497J - CONFORMED TRANSMITTAL LETTER
FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                        MAY 4, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



RE:         Empire Fidelity Investments
            Life Insurance Company

RE:         Empire Fidelity Variable
            Annuity Account A Trust (the
            trust):

            File No. 33-42376

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced registration statement does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







         /s/ David J. Pearlman
         David J. Pearlman
         Associate General Counsel